Equity - Weighted average number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders' equity [abstract]
Weighted average number of ordinary shares outstanding - basic (in shares)	2,656,122,534	2,652,532,564	2,656,683,856
TDIRA (in shares)	26,945,386	33,780,544
Free share award plan (in shares)	720,936	1,662,103	1,419,415
Weighted average number of shares outstanding - diluted (in shares)	2,683,788,856	2,687,975,211	2,658,103,271